October 3, 2003



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filings - Rule 497(j)

Re:      The Dreyfus Premier Third Century Fund, Inc.
         CIK No:  030167
         1940 Act File No. 811-2192
         Registration Statement File No. 2-40341

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 51 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on September 25, 2003.

     Please address any comments or questions to the undersigned at (212) 922-6833.

                                                        Very truly yours,


                                                        /s/ Beth Larkin
                                                        Beth Larkin

BL:dp

cc:  J. Prusnofsky
     Fulbright & Jaworski LLP
     Ernst & Young LLP